Average Annual Total Returns - First Trust Institutional Preferred Securities and Income ETF	First Trust Institutional Preferred Securities and Income ETF 1 Year	First Trust Institutional Preferred Securities and Income ETF Since Inception	First Trust Institutional Preferred Securities and Income ETF Inception Date	First Trust Institutional Preferred Securities and Income ETF After tax on distributions 1 Year	First Trust Institutional Preferred Securities and Income ETF After tax on distributions Since Inception	First Trust Institutional Preferred Securities and Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust Institutional Preferred Securities and Income ETF After tax on distributions and sale of fund shares Since Inception	ICE BofA US Investment Grade Institutional Capital Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US Investment Grade Institutional Capital Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.68%	5.80%	Aug. 22, 2017	4.43%	3.57%	3.84%	3.43%	8.22%	6.59%